THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments
Mortgage-Backed Securities — 41.9%

	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES — 41.4%
FHLMC
4.00%, 05/01/44	271,810	264,292
5.00%, 06/01/41	53,228	54,801
FHLMC, Series 2022-5253, Class PL
4.00%, 08/25/52	2,000,000	1,802,386
FNMA, Series 2015-45, Class ZY
2.50%, 07/25/45	1,287,475	1,119,342
FNMA, Series 2012-98, Class WZ
4.00%, 09/25/42	1,792,485	1,751,651
FNMA, Series M3, Class X1
1.83%, 11/25/33 (a)(b)	7,319,422	448,056
FNMA
3.00%, 02/01/43 to 06/01/43 (a)	1,161,189	1,073,356
3.50%, 11/01/42 to 02/01/43 (a)	491,035	468,261
4.00%, 01/01/41 to 03/01/44 (a)	374,313	365,412
4.50%, 10/01/39 to 04/01/41 (a)	464,139	467,410
5.00%, 06/01/41	58,960	60,632
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	10,922	10,972
FNMA, Series 2023-70, Class B
5.25%, 01/25/54	723,567	729,773
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.45%, 06/25/28 (b)	1,589,307	1,564,794
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (b)	727,028	712,700
GNMA, Series 2012-83, Class AK
3.18%, 12/16/53 (b)	398,243	369,013
GNMA, Series 2024-45, Class JZ
5.50%, 03/20/54	247,678	246,736
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	54,725	54,297
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	43,478	42,614
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	254,506	211,422
GNMA, Series 2023-111, Class ML
5.50%, 05/20/45	1,000,000	1,023,682
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (b)	695,646	611,472

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2025 (UNAUDITED)

Mortgage-Backed Securities (continued)

	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	181,019	156,883
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,150,153	956,727
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	478,553	412,436
GNMA, Series 2023-147, Class BD
6.00%, 03/20/51	388,390	389,501
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	126,854	117,625
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	464,258	430,434
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (b)	1,000,000	857,588
GNMA, Series 2022-146, Class PA
4.00%, 06/20/52	916,264	901,660
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	480,937	460,618
GNMA
2.50%, 06/20/51	571,022	477,279
3.50%, 05/20/43	333,899	315,049
4.00%, 01/20/41 to 04/20/43 (a)	311,467	302,563
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	935,561	776,158
GNMA, Series 2023-150, Class DC
5.50%, 06/20/50	3,000,000	3,084,920
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (a)	1,683,811	1,468,867
GNMA, Series 2023-1, Class AL
5.00%, 01/20/53	1,500,000	1,471,170
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (a)	311,354	293,192
GNMA, Series 2024-45, Class DB
5.50%, 03/20/54	1,500,000	1,515,839
		27,841,583
NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.50%, 02/15/47 (b)	100,000	96,811

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2025 (UNAUDITED)

Mortgage-Backed Securities (continued)

	Principal Amount ($)	Value ($)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013- C10, Class C
3.95%, 07/15/46 (b)	191,000	177,296
Small Business Administration
PRIME + -2.650%, 4.60%, 06/25/34 (b)	68,940	68,474
		342,581
Total Mortgage-Backed Securities
(Cost $28,829,751)		28,184,164

Corporate Obligations — 35.2%

CONSUMER DISCRETIONARY — 0.9%
Aptiv Swiss Holdings
H15T5Y + 3.385%, 6.88%, 12/15/54 (b)	250,000	260,751
LKQ
6.25%, 06/15/33	325,000	348,038
		608,789
CONSUMER STAPLES — 0.3%
Walgreens Boots Alliance
4.65%, 06/01/46	250,000	203,800
ENERGY — 3.3%
Enbridge
H15T5Y + 4.431%, 8.50%, 01/15/84 (b)	1,250,000	1,433,335
Energy Transfer
5.95%, 10/01/43	250,000	244,795
H15T5Y + 4.020%, 8.00%, 05/15/54 (b)	500,000	533,727
		2,211,857
FINANCIALS — 10.8%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,652,017
Citigroup
H15T10Y + 2.757%, 7.00% (b)(d)	500,000	527,334
Everest Reinsurance Holdings
TSFR3M + 2.647%, 6.50%, 05/15/37 (b)	1,000,000	937,289
Lincoln National
TSFR3M + 2.302%, 6.19%, 04/20/67 (b)	1,650,000	1,336,184
TSFR3M + 2.619%, 6.47%, 05/17/66 (b)	1,750,000	1,514,955
LPL Holdings
6.00%, 05/20/34	500,000	525,795
Oaktree Specialty Lending
7.10%, 02/15/29	200,000	206,123

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2025 (UNAUDITED)

Corporate Obligations (continued)

	Principal Amount ($)	Value ($)
FINANCIALS (continued)
PNC Financial Services Group
H15T7Y + 2.808%, 6.25% (b)(d)	500,000	516,193
		7,215,890
HEALTH CARE — 5.8%
Bayer US Finance II
4.88%, 06/25/48 (e)	250,000	212,328
CVS Health
6.13%, 09/15/39	725,000	751,785
H15T5Y + 2.886%, 7.00%, 03/10/55 (b)	250,000	262,262
CVS Pass-Through Trust
6.04%, 12/10/28	21,673	21,891
DENTSPLY SIRONA
H15T5Y + 4.379%, 8.38%, 09/12/55 (b)	750,000	702,098
Humana
5.55%, 05/01/35	500,000	510,475
5.75%, 04/15/54	1,525,000	1,434,599
		3,895,438
INDUSTRIALS — 1.8%
Boeing
5.81%, 05/01/50	250,000	245,899
Booz Allen Hamilton
5.95%, 04/15/35	750,000	777,065
Leidos Holdings
5.95%, 12/01/40	150,000	152,977
Southwest Airlines
7.38%, 03/01/27	50,000	51,592
		1,227,533
INFORMATION TECHNOLOGY — 3.8%
Intel
5.60%, 02/21/54	2,000,000	1,846,400
Oracle
5.20%, 09/26/35	250,000	239,520
5.50%, 08/03/35	500,000	489,941
		2,575,861
MATERIALS — 1.1%
LYB International Finance III
5.50%, 03/01/34	750,000	741,331
UTILITIES — 7.4%
American Electric Power
H15T5Y + 2.750%, 7.05%, 12/15/54 (b)	500,000	522,187

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2025 (UNAUDITED)

Corporate Obligations (continued)

	Principal Amount ($)	Value ($)
UTILITIES (continued)
Dominion Energy
H15T5Y + 2.386%, 6.88%, 02/01/55 (b)	1,250,000	1,299,285
Duke Energy
H15T5Y + 2.588%, 6.45%, 09/01/54 (b)	500,000	524,789
Edison International
H15T5Y + 4.698%, 5.38% (b)(d)	300,000	298,826
Nevada Power
H15T5Y + 1.936%, 6.25%, 05/15/55 (b)	1,250,000	1,264,056
NextEra Energy Capital Holdings
H15T5Y + 2.457%, 6.75%, 06/15/54 (b)	250,000	266,896
NiSource
H15T5Y + 2.451%, 6.95%, 11/30/54 (b)	350,000	364,281
Pacific Gas and Electric
4.95%, 07/01/50	500,000	422,616
		4,962,936
Total Corporate Obligations
(Cost $23,629,679)		23,643,435

U.S. Government Agency Obligations — 9.5%

FFCB
1.88%, 2/11/2036	1,000,000	788,278
2.71%, 12/1/2036	389,000	324,834
2.74%, 4/1/2041	500,000	382,570
4.55%, 2/17/2033	1,000,000	993,879
4.70%, 8/16/2032	175,000	174,935
FHLB
2.00%, 2/25/2036	500,000	389,629
3.00%, 2/24/2037	500,000	427,523
5.70%, 3/25/2044	250,000	248,657
FHLMC MTN
1.54%, 8/17/2035	2,500,000	1,930,952
2.00%, 10/29/2040	1,000,000	699,683

Total U.S. Government Agency Obligations
(Cost $7,246,922)		6,360,940

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2025 (UNAUDITED)

Asset-Backed Securities — 4.2%

	Principal Amount ($)	Value ($)
SBA Small Business Investment Company, Series 2023-10B, Class 1
5.69%, 9/10/2033	1,267,921	1,303,287

SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	519,975	513,750

SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	355,009	349,104
U.S. Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	648,932	630,942

Total Asset-Backed Securities
(Cost $2,806,452)		2,797,083

U.S. Treasury Obligations — 3.3%

U.S. Treasury Bonds
2.75%, 11/15/2047	1,000,000	712,383
U.S. Treasury Notes
4.25%, 5/15/2035	1,500,000	1,512,422

Total U.S. Treasury Obligations
(Cost $2,194,104)		2,224,805

Municipal Bonds — 2.3%

CALIFORNIA — 1.2%
Modesto Irrigation District RB
7.20%, 10/01/40	500,000	574,585
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	240,000	257,035
		831,620
MICHIGAN — 0.1%
Comstock Park Public Schools GO Insured: Q-SBLF
6.30%, 05/01/26	70,000	70,137
NEW YORK — 0.4%
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	320,000	268,136

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2025 (UNAUDITED)

Municipal Bonds (continued)

	Principal Amount ($)	Value ($)
OREGON — 0.6%
Multnomah County School District No 1J Portland GO ST INTERCEPT
2.40%, 06/30/38	500,000	385,204

Total Municipal Bonds
(Cost $1,602,591)		1,555,097

Preferred Stock — 2.2%

	Shares
COMMUNICATION SERVICES — 0.3%
Telephone and Data Systems 6.00% (d)	10,385	197,834
FINANCIALS — 1.0%
Bank of Hawaii 8.00% (d)	25,389	679,156
Reinsurance Group of America 7.13%, 10/15/2052 (b)	51	1,298
RiverNorth/DoubleLine Strategic Opportunity Fund 4.38% (d)	976	16,543
		696,997

REAL ESTATE — 0.9%
Arbor Realty Trust 6.38% (d)	1,335	22,762
CTO Realty Growth 6.38% (d)	27,486	563,463
		586,225

UTILITIES — 0.0%
SCE Trust VI 5.00% (d)	25	435

Total Preferred Stock
(Cost $1,660,874)		1,481,491

Closed-End Mutual Funds — 1.6%

DoubleLine Income Solutions Fund	9,193	103,605
DoubleLine Opportunistic Credit Fund	295	4,499
PIMCO Dynamic Income Fund	10,000	177,100
PIMCO Dynamic Income Opportunities Fund	20,000	276,800
RiverNorth/DoubleLine Strategic Opportunity Fund	61,339	487,645

Total Closed-End Mutual Funds
(Cost $1,272,983)		1,049,649

Common Stock — 0.0%

HEALTH CARE — 0.0%
Mallinckrodt PLC (f)(g)	59	5,403

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2025 (UNAUDITED)

Common Stock (continued)

	Shares	Value ($)
HEALTH CARE (continued)
Mallinckrodt PLC - Restricted (f)(g)	2,688,276	—
		5,403
REAL ESTATE — 0.0%
Creative Media & Community Trust (g)	272	1,008

Total Common Stock
(Cost $403,287)		6,411

Total Investments - 100.2%		67,303,075
(Cost $69,646,643)
Other Assets & Liabilities, Net - (0.2)%		(130,002)
Net Assets - 100.0%		67,173,073

(a)	Securities are grouped by coupon and represent a range of maturities.

(b)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Perpetual security with no stated maturity date.

(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers.

The Board has determined these investments to be liquid. At December 31, 2025, these securities amounted to $212,328 or 0.3% of Net Assets of the Fund.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(g)	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND DECEMBER 31, 2025 (UNAUDITED)

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y— US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T7Y— US Treasury Yield Curve Rate T Note Constant Maturity 7 Year Rate

H15T10Y— US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

JPMBB — JPMorgan Chase Bank

MTN — Medium Term Note

RB — Revenue Bond

TA — Tax Allocation

TSFR3M — Term Secured Overnight Financing Rate 3 Month

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2025 (UNAUDITED)

Schedule of Investments
Common Stock — 79.9%

	Shares	Value ($)
CANADA — 4.7%
ENERGY — 4.5%
PrairieSky Royalty	175,978	3,470,133
MATERIALS — 0.2%
Highland Copper (a)	1,550,000	158,308
		3,628,441
DENMARK — 3.4%
INDUSTRIALS — 3.4%
DSV	10,230	2,597,876

FRANCE — 28.2%
COMMUNICATION SERVICES — 10.1%
CANAL+ SA	996,705	3,574,072
Lagardere	186,533	4,149,267
		7,723,339
ENERGY — 9.1%
Bollore	1,239,539	6,979,013

INDUSTRIALS — 9.0%
Cie de L’Odet	4,398	6,931,760
		21,634,112
INDIA — 2.3%
FINANCIALS — 2.3%
Fairfax India Holdings, Class G (a)(b)	100,775	1,763,562

JAPAN — 1.0%
COMMUNICATION SERVICES — 1.0%
Nintendo	6,000	405,563
Nintendo ADR	22,739	383,380
		788,943

NETHERLANDS — 5.1%
FINANCIALS — 2.9%
EXOR	26,350	2,242,099

HEALTH CARE — 2.2%
Koninklijke Philips	61,225	1,657,973
		3,900,072

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2025 (UNAUDITED)

Common Stock (continued)

	Shares	Value ($)
SWITZERLAND — 5.9%
CONSUMER DISCRETIONARY — 1.1%
Swatch Group	4,000	849,479

REAL ESTATE — 4.8%
International Workplace Group	1,176,701	3,662,402
International Workplace Group PLC	21,500	67,080
		3,729,482
		4,578,961
UNITED KINGDOM — 3.1%
CONSUMER DISCRETIONARY — 3.1%
Entain	230,088	2,372,462

UNITED STATES — 26.2%
COMMUNICATION SERVICES — 7.1%
Alphabet, Class A	10,195	3,191,035
Liberty Media-Liberty Formula One, Class A (a)	21,599	1,930,519
Scholastic	12,111	358,849
		5,480,403
CONSUMER DISCRETIONARY — 1.4%
Tandy Leather Factory	395,175	1,082,779

ENERGY — 1.6%
Enterprise Products Partners	19,570	627,414
Natural Resource Partners	5,296	552,903
		1,180,317
FINANCIALS — 9.7%
Berkshire Hathaway, Class B (a)	5,055	2,540,896
Burford Capital	368,129	3,283,711
Capital One Financial	2,845	689,414
CME Group, Class A	3,500	955,780
		7,469,801
HEALTH CARE — 3.5%
Joint (a)	305,688	2,665,599

INDUSTRIALS — 0.7%
Delta Air Lines	7,950	551,730

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2025 (UNAUDITED)

Common Stock (continued)

	Shares	Value ($)
MATERIALS — 2.2%
Keweenaw Land Association (a)	52,595	1,709,337
		20,139,966
Total Common Stock
(Cost $46,216,920)		61,404,395

U.S. Treasury Obligations — 18.4%

	Principal Amount ($)
U.S. Treasury Bills
0.00%, 2/5/2026 (j)	325,000	323,913
3.55%, 1/22/2026 (c)	1,000,000	998,026
3.58%, 3/26/2026 (c)	850,000	843,107
3.80%, 3/12/2026 (c)	765,000	759,800
3.89%, 1/6/2026 (c)	760,000	759,708
U.S. Treasury Bonds
1.38%, 8/15/2050	2,000,000	983,360
U.S. Treasury Notes
0.88%, 11/15/2030	5,815,000	5,083,355
1.88%, 2/15/2032	1,200,000	1,070,203
3.88%, 8/15/2033	2,750,000	2,727,119
4.63%, 4/30/2031	525,000	546,471

Total U.S. Treasury Obligations
(Cost $13,745,386)		14,095,062
U.S. Government Agency Obligations — 0.9%

FFCB
2.87%, 2/25/2030	500,000	483,256
FHLB
2.50%, 3/18/2038	300,000	235,769

Total U.S. Government Agency Obligations
(Cost $700,221)		719,025

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2025 (UNAUDITED)

Mortgage-Backed Securities — 0.5%

	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC
5.00%, 06/01/41	16,832	17,329
FNMA
3.00%, 02/01/43 to 06/01/43 (d)	150,318	138,949
3.50%, 11/01/42 to 02/01/43 (d)	66,772	63,675
4.00%, 02/01/44	18,513	18,048
4.50%, 02/01/40 to 01/01/41 (d)	32,879	33,099
5.00%, 06/01/41	18,645	19,173
FNMA, Series 2012-93, Class SW
SOFR30A + 5.986%, 2.11%, 09/25/42 (e)(f)	10,730	1,192
FNMA, Series 2004-354, Class 1
0.00%, 12/25/34 (g)(h)	952	822
GNMA
3.00%, 04/20/43 to 06/20/43 (d)	28,820	26,638
3.50%, 05/20/43	29,747	28,068
4.00%, 01/20/41 to 04/20/43 (d)	32,450	31,442
4.50%, 05/20/40 to 03/20/41 (d)	11,086	11,165
		389,600
Total Mortgage-Backed Securities
(Cost $435,377)		389,600

Corporate Obligations — 0.0%

COMMUNICATION SERVICES — 0.0%
iHeartCommunications
6.38%, 05/01/26	545	534
8.38%, 05/01/27	132	124
		658
Total Corporate Obligations
(Cost $739)		658

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2025 (UNAUDITED)

Asset-Backed Security — 0.0%

	Principal Amount ($)	Value ($)
Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1, Class A
TSFR1M + 0.854%, 4.59%, 1/25/2034 (e)	1	1

Total Asset-Backed Security
(Cost $–)		1

Special Purpose Acquisition Company — 0.0%

	Shares
Pershing Square Tontine (i)	42,443	—
Total Special Purpose Acquisition Company
(Cost $–)		—

Warrants — 0.0%

	Units
WARRANTS — 0.0%
Pershing Square Tontine, Expires 12/31/2049 (a)(i)	10,610	—

Total Warrants
(Cost $–)		—

Total Investments - 99.7%		76,608,741
(Cost $61,098,643)

Other Assets & Liabilities, Net - 0.3%		202,225
Net Assets - 100.0%		76,810,966

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At December 31, 2025, these securities amounted to $1,763,562 or 2.3% of Net Assets of the Fund.

(c)	Interest rate represents the security’s effective yield at the time of purchase.

(d)	Securities are grouped by coupon and represent a range of maturities.

(e)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(f)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Zero coupon security.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND DECEMBER 31, 2025 (UNAUDITED)

(h)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(j)	No interest rate available.

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M— Term Secured Overnight Financing Rate 1 Month

BRK-QH-001-1100